Consolidated Statement of Comprehensive Income - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement of comprehensive income [abstract]
PROFIT/(LOSS) FOR THE PERIOD	€ (115,192)	€ (12,247)	€ (101,429)
Items that may be reclassified to profit or loss
Currency translation differences	520	(1,329)	3,300
Items that will not be reclassified to profit or loss
Defined benefit plan actuarial gains/(losses)	68	49	(130)
Other comprehensive income/(loss) for the period, net of tax	588	(1,281)	3,170
TOTAL COMPREHENSIVE INCOME/(LOSS) FOR THE PERIOD	€ (114,604)	€ (13,527)	€ (98,258)